Interest expense and finance costs (Tables)	6 Months Ended
Jun. 30, 2017
Interest Expense And Finance Costs [Abstract]
Interest And Finance Costs
	Six months ended
	Jun 30, 2017	Jun 30, 2016
Interest incurred	8,826,263	6,921,679
Amortization of deferred financing charges	1,778,021	1,472,030
	10,604,284	8,393,709